Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

4. Related Party Transactions

In connection with transaction advisory costs paid on its behalf, the Company received capital contributions totaling $2.49 million from an affiliated entity under common control of its sole stockholder as discussed in the Note 3. Transaction Advisory Costs.